INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of provision for income taxes

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Current tax expense - Russia	11,987	16,466	16,905	188.5
Current tax expense - Netherlands	218	549	1,051	11.7
Current tax expense - other	388	1,150	4,002	44.6
Total current tax expense	12,593	18,165	21,958	244.8
Deferred tax (benefit)/expense - Russia	(5,436)	4,654	(1,259)	(14.0)
Deferred tax expense - Netherlands	87	107	9	0.1
Deferred tax (benefit)/expense - other	186	(192)	664	7.4
Total deferred tax (benefit)/expense	(5,163)	4,569	(586)	(6.5)
Total income tax expense	7,430	22,734	21,372	238.3

Schedule of components of net income (loss) before income taxes

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Income/(Loss) before income tax expense - Russia	14,520	80,299	(16,855)	(187.9)
Inсome/(Loss) before income tax expense - Netherlands	(28,707)	(7,548)	44,737	498.8
Income/(Loss) before income tax expense - other	6,964	(2,402)	15,265	170.2
Total income/(loss) before income tax expense	(7,223)	70,349	43,147	481.1

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Expected expense/(income) at Dutch statutory income tax rate of 25.8% for 2023 (25.8% for 2022 and 25% for 2021)	(1,806)	18,150	11,131	124.1
Effect of:
Tax on inter-company dividends	(617)	2,171	4,964	55.3
Non-deductible share-based compensation	5,207	6,201	8,198	91.4
Other expenses not deductible for tax purposes	2,015	1,405	5,096	56.8
Accrual of unrecognized tax benefit	949	3,154	3,029	33.8
Effect of the disposal of intecompany investments	(1,462)	—	—	—
Non-taxable effect of the News and Zen deconsolidation	—	(9,817)	—	—
Effect of change in tax rate	(269)	5,186	12	0.1
Difference in foreign tax rates	(1,754)	(5,999)	(25,654)	(286.0)
Change in valuation allowance	5,145	2,104	11,498	128.2
Other	22	179	3,098	34.6
Income tax expense	7,430	22,734	21,372	238.3

Schedule of movements in the valuation allowance

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Balance at the beginning of the period	(7,763)	(12,482)	(14,778)	(164.8)
Charged to expenses	(5,145)	(2,104)	(11,498)	(128.2)
Effect of adoption of ASU 2020-06	—	(1,330)	—	—
Foreign currency translation adjustment	(19)	768	(1,442)	(16.1)
Acquisition-related change	—	(1,568)	—	—
Other	445	1,938	(399)	(4.4)
Balance at the end of the period	(12,482)	(14,778)	(28,117)	(313.5)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Balance at the beginning of the period	427	1,345	5,463	60.9
Increases related to prior years tax positions	633	1,099	601	6.7
Decreases related to prior years tax positions	(141)	(309)	(180)	(2.0)
Increases related to current year tax positions	426	3,328	2,238	25.0
Settlements	—	—	(344)	(3.8)
Balance at the end of the period	1,345	5,463	7,778	86.8

Schedule of deferred tax assets and liabilities

	2022	2023	2023
	RUB	RUB	$
Assets/(liabilities) arising from the tax effect of:
Deferred tax asset
Accrued expenses	3,279	6,249	69.7
Net operating loss carryforward	18,144	29,968	334.1
Intangible assets	—	839	9.4
Property and equipment	840	964	10.7
Operating lease liabilities	2,442	5,046	56.3
Finance lease liabilities	3,362	6,288	70.1
Other	1,295	3,345	37.3
Total deferred tax asset	29,362	52,699	587.6
Valuation allowance	(14,778)	(28,117)	(313.5)
Total deferred tax asset, net of valuation allowance	14,584	24,582	274.1
Deferred tax liability
Property and equipment	(2,883)	(3,656)	(40.8)
Intangible assets	(4,147)	(2,873)	(32.0)
Unremitted earnings	(3,399)	(7,409)	(82.6)
Deferred expenses	(223)	(172)	(1.9)
Operating lease assets	(2,081)	(4,656)	(51.9)
Finance lease assets	(2,938)	(6,032)	(67.3)
Other	(482)	(1,524)	(17.0)
Total deferred tax liability	(16,153)	(26,322)	(293.5)
Net deferred tax liability	(1,569)	(1,740)	(19.4)